Redeemable Noncontrolling Interests	12 Months Ended
Mar. 31, 2018
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests

18. Redeemable Noncontrolling Interests

Changes in redeemable noncontrolling interests in fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	2016	2017	2018
Beginning Balance	¥66,901	¥7,467	¥6,548
Adjustment of redeemable noncontrolling interests to redemption value	(7,557)	(1,293)	1,876
Transaction with noncontrolling interests	(3,606)	0	0
Comprehensive income
Net Income	819	432	452
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	919	(58)	(416)
Total other comprehensive income (loss)	919	(58)	(416)
Comprehensive income	1,738	374	36
Cash dividends	(11,272)	0	(1,040)
Property dividends	(3,776)	0	0
Partial sale of the parent’s ownership interest in subsidiaries that results in the loss of control	(34,961)	0	0

Ending Balance	¥7,467	¥6,548	¥7,420